Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

					Average
					Summary	Average	Value of Initial Fixed			Company
	Summary	Summary			Compensation	Compensation	$100 Investment			Selected
	Compensation	Compensation	Compensation	Compensation	Table Total	Actually Paid	Based On:		Net	Measure
	Table Total	Table Total for	Actually	Actually Paid to	Paid	to		Peer	Income (loss)	Adjusted
	for	Mr.	Paid to	Mr.	to non-PEO	non-PEO		Group	(in	EBITDA
	Mr. Les(1)	McGonegal(2)	Mr. Les(3)	McGonegal(3)	NEOs(4)	NEOs(3)(4)	TSR	TSR	thousands)	(in
Year	($)	($)	($)	($)	($)	($)	($)	($)	($)	thousands)(7)($)
2024	83,532,328	—	55,439,295	—	36,724,800	26,210,124	911.61	181.61(5)	109,401	463,189
2023	13,490,590	—	42,806,252	—	9,658,511	18,573,480	1,381.25	146.52(6)	(49,472)	214,021
2022	21,500,269	—	4,979,102	—	7,788,383	377,785	302.68	105.56(7)	(509,553)	(67,193)
2021	21,876,868	18,196,470	23,262,732	10,634,670	17,197,333	12,682,777	1,993.75	134.57(7)	(15,437)	74,909
2020	—	698,581	—	1,934,593	401,970	2,243,803	1,516.96	118.36(7)	(14,107)	(7,769)
(1)

Mr. Les became the CEO of Riot and its principal executive officer on February 8, 2021, succeeding Jeffrey McGonegal. Amounts reported for 2021 include all compensation paid to Mr. Les during the year, as reported on the Summary Compensation Table (“SCT”), in their entirety.

(2)

Mr. McGonegal served as Riot’s CEO from February 15, 2019, and as CEO and Chief Financial Officer (principal financial officer) from his appointment as of August 15, 2019 until he was succeeded by Mr. Les as CEO. Thereafter, Mr. McGonegal continued in his role as Chief Financial Officer until his retirement and transition to his present role as Senior Advisor to the Company as of September 26, 2022. Accordingly, the amounts reported for 2021 include the total compensation paid to Mr. McGonegal for 2021, as reported on the SCT, in their entirety.

(3)	Compensation Actually Paid (“CAP”) reflects the total compensation reported in the SCT for the applicable year adjusted to include or exclude the amounts shown in the tables below for Riot’s NEOs:

PEO SCT to CAP Reconciliation – Jason Les

					Summary
		Bonus and Non-	Equity-	All Other	Compensation	Exclusion of	Inclusion of
		Equity Incentive	Based	Compensation(iii)	Table Total	Stock Awards	Equity Values(iv)	Compensation
Year	Salary(i) ($)	Compensation(i) ($)	Awards(ii) ($)	($)	($)	($)	($)	Actually Paid ($)
2024	1,334,219	2,893,957	79,263,056	41,096	83,532,328	(79,263,056)	51,170,023	55,439,295
2023	963,807	1,496,478	10,991,245	39,060	13,490,590	(10,991,245)	40,306,907	42,806,252
2022	679,757	511,225	20,297,175	12,111	21,500,269	(20,297,175)	3,776,008	4,979,102
2021	631,887	1,085,963	20,155,500	3,518	21,876,868	(20,155,500)	21,541,364	23,262,732

PEO SCT to CAP Reconciliation – Jeffrey McGonegal (former PEO)

					Summary
		Bonus and Non-	Equity-	All Other	Compensation	Exclusion of	Inclusion of
		Equity Incentive	Based	Compensation(iii)	Table Total	Stock Awards	Equity Values(iv)	Compensation
Year	Salary ($)	Compensation ($)	Awards(ii) ($)	($)	($)	($)	($)	Actually Paid ($)
2021	354,077	601,931	17,229,300	11,162	18,196,470	(17,229,300)	9,667,500	10,634,670
2020	294,103	90,000	300,000	14,478	698,581	(300,000)	1,536,012	1,934,593

Average NEO SCT to CAP Reconciliation – (Non-PEO)(4)

					Summary
		Bonus and Non-	Equity-		Compensation	Exclusion of	Inclusion of
		Equity Incentive	Based	All Other	Table Total	Stock Awards	Equity Values(iv)	Compensation
Year	Salary(i) ($)	Compensation(i) ($)	Awards(ii) ($)	Compensation(iii)	($)	($)	($)	Actually Paid ($)
2024	703,788	1,126,913	34,632,291	12,942	36,724,800	(34,632,291)	24,117,615	26,210,124
2023	561,199	833,494	8,243,419	20,399	9,658,511	(8,243,419)	17,158,388	18,573,480
2022	394,767	330,174	7,055,718	7,724	7,788,383	(7,055,718)	(354,880)	377,785
2021	312,057	502,159	16,355,155	27,962	17,197,333	(16,355,155)	11,840,599	12,682,777
2020	175,000	78,000	144,000	4,970	401,970	(144,000)	1,985,833	2,243,803
(i)	Includes cash and Bitcoin compensation, as identified and explained in greater detail in the SCT and the accompanying notes.
(ii)

Represents the value, calculated in accordance with FASB ASC Topic 718, of equity compensation paid during the indicated year under the 2019 Equity Plan, as reported in the SCT and the accompanying notes.

(iii)	Represents All Other Compensation paid during the indicated year, as reported in the SCT.
(iv)	The amounts in Inclusion of Equity Values in the tables above are derived from the amounts set forth in the Fair Value Equity Awards tables below.

PEO Fair Value Equity Awards – Jason Les

					Fair Value at the
				Change in Fair	End of the Prior
	Year End Fair Value	Change in Fair	Vesting-Date Fair	Value from Prior	Year of Equity
	of Equity Awards	Value from Prior	Value of Equity	Year to Vesting Date	Awards that Failed
	Granted During the	Year to Current	Awards Granted	of Unvested Equity	to Meet Vesting
	Year That Remained	Year of Unvested	During Year that	Awards that Vested	Conditions in	Total Inclusion of
	Unvested as of Year	Equity Awards	Vested During Year	During Year	the Year	Equity Values
Year	($)	($)	($)	($)	($)	($)
2024	62,593,957	(2,592,412)	—	(8,831,522)	—	51,170,023
2023	8,577,496	18,074,579	—	13,654,832	—	40,306,907
2022	10,074,294	(5,706,698)	—	(591,588)	—	3,776,008
2021	8,513,312	—	2,461,784	10,566,268	—	21,541,364

PEO Fair Value Equity Awards – Jeffrey McGonegal (former PEO)

Fair Value at the
				Change in Fair	End of the Prior
	Year End Fair Value	Change in Fair	Vesting-Date Fair	Value from Prior	Year of Equity
	of Equity Awards	Value from Prior	Value of Equity	Year to Vesting Date	Awards that Failed
	Granted During the	Year to Current	Awards Granted	of Unvested Equity	to Meet Vesting
	Year That Remained	Year of Unvested	During Year that	Awards that Vested	Conditions in	Total Inclusion of
	Unvested as of Year	Equity Awards	Vested During Year	During Year	the Year	Equity Values
Year	($)	($)	($)	($)	($)	($)
2021	7,212,590	—	2,119,770	335,140	—	9,667,500
2020	891,083	—	644,929	—	—	1,536,012

Average NEO Fair Value Equity Awards (Non-PEO)(4)

					Fair Value at the
				Change in Fair	End of the Prior
	Year End Fair Value	Change in Fair	Vesting-Date Fair	Value from Prior	Year of Equity
	of Equity Awards	Value from Prior	Value of Equity	Year to Vesting Date	Awards that Failed
	Granted During the	Year to Current	Awards Granted	of Unvested Equity	to Meet Vesting
	Year That Remained	Year of Unvested	During Year that	Awards that Vested	Conditions in	Total Inclusion of
	Unvested as of Year	Equity Awards	Vested During Year	During Year	the Year	Equity Values
Year	($)	($)	($)	($)	($)	($)
2024	29,077,968	(1,944,304)	—	(3,016,049)	—	24,117,615
2023	6,433,111	5,900,613	—	4,824,664	—	17,158,388
2022	3,348,135	(3,358,597)	27,606	(372,024)	—	(354,880)
2021	6,756,031	—	1,845,779	3,238,789	—	11,840,599
2020	1,989,070	—	—	(3,237)	—	1,985,833
(4)

The non-PEO NEOs reflected represent the following individuals for each fiscal year shown: 2024 – Mr. Yi, Mr. Yee, Mr. Jackman, and Mr. Chung; 2023 – Mr. Yi, Mr. Yee, Mr. Jackman, and Mr. Chung; 2022 – Mr. Yi, Mr. McGonegal, Mr. Yee, Mr. Jackman, and Chad Everett Harris; 2021 – Mr. Yi, Mr. McGonegal, Mr. Jackman, and Megan Brooks; and 2020 – Ms. Brooks.

(5)

Cumulative TSR for 2024 represents the investment of $100 as of December 31, 2019, in those members of our Peer Group, including reinvestment of any dividends. The cumulative TSR for our Peer Group consisting of A10 Networks (ATEN), AppFolio, Inc. (APPF), Cleanspark, Inc. (CLSK), Fastly, Inc. (FSLY), Hut 8 Corp. (HUT), MARA Holdings (MARA), MicroStrategy, Inc. (MSTR), Rapid7, Inc. (RPD), Repay Holdings Corp. (RPAY), and TeraWulf Inc.

(WULF) representing the investment of $100 as of December 31, 2019, is $181.61. In comparison, the cumulative TSR for our 2024 Peer Group consisting of Marathon Digital Holdings, Inc. (MARA), Hut 8 Corp. (HUT), CleanSpark, Inc. (CLSK), HIVE Digital Technologies, Ltd. (HIVE), Bit Digital, Inc. (BTBT), TeraWulf Inc. (WULF), and Mawson Infrastructure Group, Inc. (MIGI) representing the investment of $100 as of December 31, 2019, is $383.88. For further information on the Company’s Peer Group in 2024 and 2025, see “Factors Considered in Setting Compensation and Role of Peer Data” in the Compensation Discussion and Analysis.

(6)

Cumulative TSR for 2023 represents the investment of $100 as of December 31, 2019, in those members of our Peer Group, including reinvestment of any dividends. The Russell 2000’s (our peer group for 2022, 2021, and 2020) cumulative TSR for 2023 representing the investment of $100 as of December 31, 2019 is $121.49.

(7)  For 2022, 2021, and 2020, reflects cumulative TSR of the Russell 2000 Index, as of December 31, 2022, weighted according to capitalization at the beginning of each period for which a return is indicated. As disclosed elsewhere in this Proxy Statement, prior to January 1, 2023, due to the nascence of our industry, we did not compare our performance against a self-constructed peer group or use a Published Industry Index. We established a peer group as of 2023. Due to the establishment of our Peer Group, for the year 2023, the cumulative TSR reflected represents the investment of $100 as of December 31, 2019 in those members of our Peer Group, including reinvestment of any dividends, with available publicly traded market data as of, and subsequent to, December 31, 2018, as disclosed in our Annual Report on Form 10-K for the year ended December 31, 2023.

(8)

Adjusted EBITDA is a Non-GAAP financial measure used by the Board to assess performance. It is defined as our EBITDA (Earnings Before Interest, Taxes, Depreciation and Amortization), adjusted to eliminate the effects of certain non-cash and/or non-recurring items, that do not reflect our ongoing strategic business operations. It is presented as a supplement to, and not as a substitute for, or as superior to, the comparable measure under GAAP, Net Income. Adjusted EBITDA has limitations as an analytical tool, and investors should not place undue weight on it when assessing the Company’s performance. See Appendix A for reconciliations of GAAP to Adjusted EBITDA.

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote
(1)

Mr. Les became the CEO of Riot and its principal executive officer on February 8, 2021, succeeding Jeffrey McGonegal. Amounts reported for 2021 include all compensation paid to Mr. Les during the year, as reported on the Summary Compensation Table (“SCT”), in their entirety.

(2)

Mr. McGonegal served as Riot’s CEO from February 15, 2019, and as CEO and Chief Financial Officer (principal financial officer) from his appointment as of August 15, 2019 until he was succeeded by Mr. Les as CEO. Thereafter, Mr. McGonegal continued in his role as Chief Financial Officer until his retirement and transition to his present role as Senior Advisor to the Company as of September 26, 2022. Accordingly, the amounts reported for 2021 include the total compensation paid to Mr. McGonegal for 2021, as reported on the SCT, in their entirety.

Peer Group Issuers, Footnote
(5)

Cumulative TSR for 2024 represents the investment of $100 as of December 31, 2019, in those members of our Peer Group, including reinvestment of any dividends. The cumulative TSR for our Peer Group consisting of A10 Networks (ATEN), AppFolio, Inc. (APPF), Cleanspark, Inc. (CLSK), Fastly, Inc. (FSLY), Hut 8 Corp. (HUT), MARA Holdings (MARA), MicroStrategy, Inc. (MSTR), Rapid7, Inc. (RPD), Repay Holdings Corp. (RPAY), and TeraWulf Inc.

(WULF) representing the investment of $100 as of December 31, 2019, is $181.61. In comparison, the cumulative TSR for our 2024 Peer Group consisting of Marathon Digital Holdings, Inc. (MARA), Hut 8 Corp. (HUT), CleanSpark, Inc. (CLSK), HIVE Digital Technologies, Ltd. (HIVE), Bit Digital, Inc. (BTBT), TeraWulf Inc. (WULF), and Mawson Infrastructure Group, Inc. (MIGI) representing the investment of $100 as of December 31, 2019, is $383.88. For further information on the Company’s Peer Group in 2024 and 2025, see “Factors Considered in Setting Compensation and Role of Peer Data” in the Compensation Discussion and Analysis.

(6)

Cumulative TSR for 2023 represents the investment of $100 as of December 31, 2019, in those members of our Peer Group, including reinvestment of any dividends. The Russell 2000’s (our peer group for 2022, 2021, and 2020) cumulative TSR for 2023 representing the investment of $100 as of December 31, 2019 is $121.49.

(7)  For 2022, 2021, and 2020, reflects cumulative TSR of the Russell 2000 Index, as of December 31, 2022, weighted according to capitalization at the beginning of each period for which a return is indicated. As disclosed elsewhere in this Proxy Statement, prior to January 1, 2023, due to the nascence of our industry, we did not compare our performance against a self-constructed peer group or use a Published Industry Index. We established a peer group as of 2023. Due to the establishment of our Peer Group, for the year 2023, the cumulative TSR reflected represents the investment of $100 as of December 31, 2019 in those members of our Peer Group, including reinvestment of any dividends, with available publicly traded market data as of, and subsequent to, December 31, 2018, as disclosed in our Annual Report on Form 10-K for the year ended December 31, 2023.

Changed Peer Group, Footnote	The 2024 Peer Group TSR consists of: Marathon Digital Holdings, Inc. (MARA), Hut 8 Corp. (HUT), CleanSpark, Inc. (CLSK), HIVE Digital Technologies, Ltd. (HIVE), Bit Digital, Inc. (BTBT), TeraWulf Inc. (WULF), and Mawson Infrastructure Group, Inc. (MIGI), as it compares to CAP.The 2025 Peer Group TSR consists of: A10 Networks (ATEN), AppFolio, Inc. (APPF), CleanSpark, Inc. (CLSK), Fastly, Inc. (FSLY), , Hut 8 Corp. (HUT), MARA Holdings (MARA), MicroStrategy, Inc. (MSTR), Rapid7, Inc. (RPD), Repay Holdings Corp. (RPAY), and TeraWulf Inc. (WULF), as it compares to CAP.
Adjustment To PEO Compensation, Footnote

PEO SCT to CAP Reconciliation – Jason Les

					Summary
		Bonus and Non-	Equity-	All Other	Compensation	Exclusion of	Inclusion of
		Equity Incentive	Based	Compensation(iii)	Table Total	Stock Awards	Equity Values(iv)	Compensation
Year	Salary(i) ($)	Compensation(i) ($)	Awards(ii) ($)	($)	($)	($)	($)	Actually Paid ($)
2024	1,334,219	2,893,957	79,263,056	41,096	83,532,328	(79,263,056)	51,170,023	55,439,295
2023	963,807	1,496,478	10,991,245	39,060	13,490,590	(10,991,245)	40,306,907	42,806,252
2022	679,757	511,225	20,297,175	12,111	21,500,269	(20,297,175)	3,776,008	4,979,102
2021	631,887	1,085,963	20,155,500	3,518	21,876,868	(20,155,500)	21,541,364	23,262,732

PEO SCT to CAP Reconciliation – Jeffrey McGonegal (former PEO)

					Summary
		Bonus and Non-	Equity-	All Other	Compensation	Exclusion of	Inclusion of
		Equity Incentive	Based	Compensation(iii)	Table Total	Stock Awards	Equity Values(iv)	Compensation
Year	Salary ($)	Compensation ($)	Awards(ii) ($)	($)	($)	($)	($)	Actually Paid ($)
2021	354,077	601,931	17,229,300	11,162	18,196,470	(17,229,300)	9,667,500	10,634,670
2020	294,103	90,000	300,000	14,478	698,581	(300,000)	1,536,012	1,934,593

(i)	Includes cash and Bitcoin compensation, as identified and explained in greater detail in the SCT and the accompanying notes.
(ii)

Represents the value, calculated in accordance with FASB ASC Topic 718, of equity compensation paid during the indicated year under the 2019 Equity Plan, as reported in the SCT and the accompanying notes.

(iii)	Represents All Other Compensation paid during the indicated year, as reported in the SCT.
(iv)	The amounts in Inclusion of Equity Values in the tables above are derived from the amounts set forth in the Fair Value Equity Awards tables below.

PEO Fair Value Equity Awards – Jason Les

					Fair Value at the
				Change in Fair	End of the Prior
	Year End Fair Value	Change in Fair	Vesting-Date Fair	Value from Prior	Year of Equity
	of Equity Awards	Value from Prior	Value of Equity	Year to Vesting Date	Awards that Failed
	Granted During the	Year to Current	Awards Granted	of Unvested Equity	to Meet Vesting
	Year That Remained	Year of Unvested	During Year that	Awards that Vested	Conditions in	Total Inclusion of
	Unvested as of Year	Equity Awards	Vested During Year	During Year	the Year	Equity Values
Year	($)	($)	($)	($)	($)	($)
2024	62,593,957	(2,592,412)	—	(8,831,522)	—	51,170,023
2023	8,577,496	18,074,579	—	13,654,832	—	40,306,907
2022	10,074,294	(5,706,698)	—	(591,588)	—	3,776,008
2021	8,513,312	—	2,461,784	10,566,268	—	21,541,364

PEO Fair Value Equity Awards – Jeffrey McGonegal (former PEO)

Fair Value at the
				Change in Fair	End of the Prior
	Year End Fair Value	Change in Fair	Vesting-Date Fair	Value from Prior	Year of Equity
	of Equity Awards	Value from Prior	Value of Equity	Year to Vesting Date	Awards that Failed
	Granted During the	Year to Current	Awards Granted	of Unvested Equity	to Meet Vesting
	Year That Remained	Year of Unvested	During Year that	Awards that Vested	Conditions in	Total Inclusion of
	Unvested as of Year	Equity Awards	Vested During Year	During Year	the Year	Equity Values
Year	($)	($)	($)	($)	($)	($)
2021	7,212,590	—	2,119,770	335,140	—	9,667,500
2020	891,083	—	644,929	—	—	1,536,012

Non-PEO NEO Average Total Compensation Amount	$ 36,724,800	$ 9,658,511	$ 7,788,383	$ 17,197,333	$ 401,970
Non-PEO NEO Average Compensation Actually Paid Amount	$ 26,210,124	18,573,480	377,785	12,682,777	2,243,803
Adjustment to Non-PEO NEO Compensation Footnote

Average NEO SCT to CAP Reconciliation – (Non-PEO)(4)

					Summary
		Bonus and Non-	Equity-		Compensation	Exclusion of	Inclusion of
		Equity Incentive	Based	All Other	Table Total	Stock Awards	Equity Values(iv)	Compensation
Year	Salary(i) ($)	Compensation(i) ($)	Awards(ii) ($)	Compensation(iii)	($)	($)	($)	Actually Paid ($)
2024	703,788	1,126,913	34,632,291	12,942	36,724,800	(34,632,291)	24,117,615	26,210,124
2023	561,199	833,494	8,243,419	20,399	9,658,511	(8,243,419)	17,158,388	18,573,480
2022	394,767	330,174	7,055,718	7,724	7,788,383	(7,055,718)	(354,880)	377,785
2021	312,057	502,159	16,355,155	27,962	17,197,333	(16,355,155)	11,840,599	12,682,777
2020	175,000	78,000	144,000	4,970	401,970	(144,000)	1,985,833	2,243,803
(i)	Includes cash and Bitcoin compensation, as identified and explained in greater detail in the SCT and the accompanying notes.
(ii)

Represents the value, calculated in accordance with FASB ASC Topic 718, of equity compensation paid during the indicated year under the 2019 Equity Plan, as reported in the SCT and the accompanying notes.

(iii)	Represents All Other Compensation paid during the indicated year, as reported in the SCT.
(iv)	The amounts in Inclusion of Equity Values in the tables above are derived from the amounts set forth in the Fair Value Equity Awards tables below.

Average NEO Fair Value Equity Awards (Non-PEO)(4)

					Fair Value at the
				Change in Fair	End of the Prior
	Year End Fair Value	Change in Fair	Vesting-Date Fair	Value from Prior	Year of Equity
	of Equity Awards	Value from Prior	Value of Equity	Year to Vesting Date	Awards that Failed
	Granted During the	Year to Current	Awards Granted	of Unvested Equity	to Meet Vesting
	Year That Remained	Year of Unvested	During Year that	Awards that Vested	Conditions in	Total Inclusion of
	Unvested as of Year	Equity Awards	Vested During Year	During Year	the Year	Equity Values
Year	($)	($)	($)	($)	($)	($)
2024	29,077,968	(1,944,304)	—	(3,016,049)	—	24,117,615
2023	6,433,111	5,900,613	—	4,824,664	—	17,158,388
2022	3,348,135	(3,358,597)	27,606	(372,024)	—	(354,880)
2021	6,756,031	—	1,845,779	3,238,789	—	11,840,599
2020	1,989,070	—	—	(3,237)	—	1,985,833

Compensation Actually Paid vs. Total Shareholder Return

The following graph shows a comparison of the Company’s TSR and that of the members of our 2024 Peer Group with available publicly traded market data as of, and subsequent to, December 31, 2018, that was held through the end of each year listed in the first table set forth. The 2024 Peer Group TSR consists of: Marathon Digital Holdings, Inc. (MARA), Hut 8 Corp. (HUT), CleanSpark, Inc. (CLSK), HIVE Digital Technologies, Ltd. (HIVE), Bit Digital, Inc. (BTBT), TeraWulf Inc. (WULF), and Mawson Infrastructure Group, Inc. (MIGI), as it compares to CAP.

The following graph shows a comparison of the Company’s TSR and that of the members of our 2025 Peer Group with available publicly traded market data as of, and subsequent to, December 31, 2018, that was held through the end of each year listed in the first table set forth. The 2025 Peer Group TSR consists of: A10 Networks (ATEN), AppFolio, Inc.

(APPF), CleanSpark, Inc. (CLSK), Fastly, Inc. (FSLY), , Hut 8 Corp. (HUT), MARA Holdings (MARA), MicroStrategy, Inc. (MSTR), Rapid7, Inc. (RPD), Repay Holdings Corp. (RPAY), and TeraWulf Inc. (WULF), as it compares to CAP.

Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table

Total Shareholder Return
Net Income
Adjusted EBITDA (Company Selected Measure)

Total Shareholder Return Amount	$ 911.61	1,381.25	302.68	1,993.75	1,516.96
Peer Group Total Shareholder Return Amount		146.52	105.56	134.57	118.36
Net Income (Loss)	$ 109,401,000	$ (49,472,000)	$ (509,553,000)	$ (15,437,000)	$ (14,107,000)
Company Selected Measure Amount	463,189,000	214,021,000	(67,193,000)	74,909,000	(7,769,000)
PEO Name	Jason Les
Measure:: 1
Pay vs Performance Disclosure
Name	Total Shareholder Return
Measure:: 2
Pay vs Performance Disclosure
Name	Net Income
Measure:: 3
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Non-GAAP Measure Description
(8)

Adjusted EBITDA is a Non-GAAP financial measure used by the Board to assess performance. It is defined as our EBITDA (Earnings Before Interest, Taxes, Depreciation and Amortization), adjusted to eliminate the effects of certain non-cash and/or non-recurring items, that do not reflect our ongoing strategic business operations. It is presented as a supplement to, and not as a substitute for, or as superior to, the comparable measure under GAAP, Net Income. Adjusted EBITDA has limitations as an analytical tool, and investors should not place undue weight on it when assessing the Company’s performance. See Appendix A for reconciliations of GAAP to Adjusted EBITDA.

Mr. Les
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 83,532,328	$ 13,490,590	$ 21,500,269	$ 21,876,868
PEO Actually Paid Compensation Amount	55,439,295	42,806,252	4,979,102	23,262,732
Mr. McGonegal
Pay vs Performance Disclosure
PEO Total Compensation Amount				18,196,470	$ 698,581
PEO Actually Paid Compensation Amount				10,634,670	1,934,593
PEO | Mr. Les
Pay vs Performance Disclosure
Salary	1,334,219	963,807	679,757	631,887
Bonus and Non- Equity Incentive Compensation	2,893,957	1,496,478	511,225	1,085,963
Equity - Based Awards	79,263,056	10,991,245	20,297,175	20,155,500
All Other Compensation	41,096	39,060	12,111	3,518
PEO | Mr. Les | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(79,263,056)	(10,991,245)	(20,297,175)	(20,155,500)
PEO | Mr. Les | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	51,170,023	40,306,907	3,776,008	21,541,364
PEO | Mr. Les | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	62,593,957	8,577,496	10,074,294	8,513,312
PEO | Mr. Les | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,592,412)	18,074,579	(5,706,698)
PEO | Mr. Les | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				2,461,784
PEO | Mr. Les | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(8,831,522)	13,654,832	(591,588)	10,566,268
PEO | Mr. McGonegal
Pay vs Performance Disclosure
Salary				354,077	294,103
Bonus and Non- Equity Incentive Compensation				601,931	90,000
Equity - Based Awards				17,229,300	300,000
All Other Compensation				11,162	14,478
PEO | Mr. McGonegal | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(17,229,300)	(300,000)
PEO | Mr. McGonegal | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				9,667,500	1,536,012
PEO | Mr. McGonegal | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				7,212,590	891,083
PEO | Mr. McGonegal | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				2,119,770	644,929
PEO | Mr. McGonegal | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				335,140
Non-PEO NEO
Pay vs Performance Disclosure
Salary	703,788	561,199	394,767	312,057	175,000
Bonus and Non- Equity Incentive Compensation	1,126,913	833,494	330,174	502,159	78,000
Equity - Based Awards	34,632,291	8,243,419	7,055,718	16,355,155	144,000
All Other Compensation	12,942	20,399	7,724	27,962	4,970
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(34,632,291)	(8,243,419)	(7,055,718)	(16,355,155)	(144,000)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	24,117,615	17,158,388	(354,880)	11,840,599	1,985,833
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	29,077,968	6,433,111	3,348,135	6,756,031	1,989,070
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,944,304)	5,900,613	(3,358,597)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			27,606	1,845,779
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (3,016,049)	$ 4,824,664	$ (372,024)	$ 3,238,789	$ (3,237)